SEGMENT REPORTING (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	3
Information by segments:
Revenues	$ 71,452,736	$ 58,546,729	$ 49,233,547
Cost of revenues	64,066,148	51,583,802	42,082,297
Gross profit	7,386,588	6,962,927	7,151,250
Operating expenses	2,587,180	1,961,214	1,487,654
Income from operations	4,799,408	5,001,713	5,663,596
Income tax provision	677,421	537,771	1,035,247
Net Income (Loss)	4,021,848	4,565,968	4,904,550
Depreciation	26,497	27,314	26,641
Capital expenditure	167,932	228,183	1,980,200
Total reportable assets	41,101,177	27,880,927	20,764,576
Auto Insurance Aftermarket Value-added Services
Information by segments:
Revenues	63,398,860	45,561,529	42,438,636
Cost of revenues	57,116,307	40,634,065	36,591,586
Gross profit	6,282,553	4,927,464	5,847,050
Operating expenses	2,295,563	1,526,232	1,282,337
Income from operations	3,986,990	3,401,232	4,564,713
Income tax provision	601,065	418,498	892,369
Net Income (Loss)	3,568,523	3,553,273	4,227,655
Depreciation	23,510	21,256	22,964
Capital expenditure	149,004	177,574	1,706,905
Total reportable assets	36,468,436	21,689,377	17,898,777
Other Scenario-based Customized Service
Information by segments:
Revenues	7,437,448	11,764,389	3,537,667
Cost of revenues	6,481,279	10,028,326	2,936,083
Gross profit	956,169	1,736,063	601,584
Operating expenses	269,297	394,087	106,895
Income from operations	686,872	1,341,976	494,689
Income tax provision	70,512	108,060	74,387
Net Income (Loss)	418,628	917,486	352,415
Depreciation	2,758	5,488	1,914
Capital expenditure	17,480	45,851	142,287
Total reportable assets	4,278,158	5,600,388	1,492,035
Software Development and Information Technology Services
Information by segments:
Revenues	616,428	1,220,811	3,257,244
Cost of revenues	468,562	921,411	2,554,628
Gross profit	147,866	299,400	702,616
Operating expenses	22,320	40,895	98,422
Income from operations	125,546	258,505	604,194
Income tax provision	5,844	11,213	68,491
Net Income (Loss)	34,697	95,209	324,480
Depreciation	229	570	1,763
Capital expenditure	1,448	4,758	131,008
Total reportable assets	$ 354,583	$ 591,162	$ 1,373,764